Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Stock Options Activity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Stock Options Activity [Roll Forward]
Outstanding at December 31, 2012 (in shares)	1,286,360
Exercisable at December 31, 2012 (in shares)	926,503
Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding - weighted average exercise price per share at January 1, 2012	$ 8.62
Granted, weighted average exercise price per share	$ 16.43
Exercised, weighted average exercise price per share	$ 7.27
Canceled, weighted average exercise price per share	$ 12.78
Outstanding - weighted average exercise price per share at December 31, 2012	$ 9.83	$ 8.62
Vested and Expected to Vest, weighted average exercise price per share	$ 9.70
Exercisable, weighted average exercise price per share	$ 9.48
Outstanding, weighted average remaining contractual term at January 1, 2012	5 years 7 months 6 days	5 years 3 months 18 days
Outstanding, weighted average remaining contractual term at December 31, 2012	5 years 7 months 6 days	5 years 3 months 18 days
Vested and Expected to Vest, weighted average remaining contractual term	5 years 4 months 24 days
Exercisable, weighted average remaining contractual term	4 years 6 months
Options outstanding - aggregate intrinsic value at January 1, 2012	$ 6,928
Options outstanding - aggregate intrinsic value at December 31, 2012	13,442	6,928
Vested and Expected to Vest, aggregate intrinsic value	12,910
Exercisable, aggregate intrinsic value	$ 10,007
Incentive Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)	221,466
Granted (in shares)	0
Exercised (in shares)	(87,973)
Canceled (in shares)	(4,070)
Outstanding at December 31, 2012 (in shares)	129,423
Vested and Expected to Vest at December 31, 2012 (in shares)	129,324
Exercisable at December 31, 2012 (in shares)	129,192
Non Qualified Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)	2,041,738
Granted (in shares)	78,500
Exercised (in shares)	(880,233)
Canceled (in shares)	(83,068)
Outstanding at December 31, 2012 (in shares)	1,156,937
Vested and Expected to Vest at December 31, 2012 (in shares)	1,091,043
Exercisable at December 31, 2012 (in shares)	797,311